UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 21075

Dreyfus Institutional Cash Advantage Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	4/30/12

FORM N-CSR

Item 1.                        Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
27	Report of Independent Registered Public Accounting Firm
28	Important Tax Information
29	Board Members Information
31	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Cash Advantage Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Cash Advantage Fund covers the 12-month period ended April 30, 2012. During the reporting period, the fund’s Administrative Advantage shares produced a yield of 0.04%, Participant Advantage shares produced a yield of 0.00%, Institutional Advantage shares produced a yield of 0.11% and Investor Advantage shares produced a yield of 0.00%. Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares produced effective yields1 of 0.04%, 0.00%, 0.11% and 0.00%, respectively.2

Yields of money market instruments hovered near historically low levels throughout the reporting period as short-term interest rates remained unchanged despite signs of a stronger U.S. economy.

Better Economic Conditions Cheered Investors

The reporting period began in the midst of heightened volatility in most financial markets stemming from several adverse macroeconomic devel-opments.Worries at the time included an ongoing sovereign debt crisis in Greece that threatened other members of the European Union and a contentious debate in the United States about government spending and borrowing. Investors also reacted negatively to a disappointing annualized U.S. GDP growth rate of only 1.3% for the second quarter of 2011.

The political debate intensified over the summer of 2011 in advance of Congress raising the national debt ceiling. Despite passage of a bill to do so in early August, bond rating agency Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities, a move unprecedented in U.S. history. However, its rating on short-term government debt, including securities purchased by many money market funds, was left unchanged.

New economic data in September proved encouraging as the unemployment rate moderated to 9.0%, existing-home sales moved higher and U.S. households reduced their debt-service burdens.These developments enabled U.S. GDP to grow at an annualized 1.8% rate during the third quarter.

Market sentiment improved dramatically in October when the U.S. economy demonstrated resilience and European officials proposed credible measures to address the region’s debt crisis.The U.S. industrial and manufacturing sectors continued to improve, and housing starts surged to their highest level in nearly 18 months, sparking strong rebounds among investments that had been punished during the earlier downturn.

November brought more positive news, most notably a steep decline in the unemployment rate from 9.0% to 8.6%. In December, the unemployment rate inched lower to 8.5%, retailers reported a relatively strong holiday season, and consumer confidence rose to an eight-month high. The U.S. economy grew at a respectable 3.0% annualized rate during the fourth quarter of 2011.

The upward trend in economic data persisted in January 2012. Most notably, the unemployment rate fell to 8.3% amid a net gain of 243,000 jobs. Even the long-depressed housing market showed signs of life, as existing home sales posted a 5% gain. In February, new reports suggested that the U.S. economy continued to gain traction, with the private sector adding another 233,000 jobs and the unemployment rate holding steady. What’s more, retail and food service sales climbed 1.1% in February, according to the U.S. Department of Commerce, which many saw as a promising sign for a domestic economy fueled mainly by consumers.

The recovery appeared to continue in March. Despite a decrease to 120,000 new jobs created during the month, the unemployment rate inched lower to 8.2%, its lowest reading in more than three years.The manufacturing and service sectors expanded for the 32nd and 27th consecutive months, respectively. However, gasoline prices surged higher during March, contributing to a modest decline in consumer confidence.

The expansion of the U.S. economy appeared to moderate in April amid mixed data. Only 130,000 jobs were added to the labor force during the month, but the unemployment rate dipped slightly to 8.1%. Manufacturing activity continued to increase, while the service sector posted relatively sluggish growth. It later was estimated that U.S. GDP growth slowed to a 2.2% annualized rate over first quarter of 2011, due primarily to significant cuts in government spending.

The Fund	3

LETTER TO SHAREHOLDERS (continued)

Rates Likely to Stay Low

As has been the case for the past several years, yields of money market instruments remained near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail.Therefore, we continued to maintain the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite recently encouraging signs of economic improvement, the Federal Reserve Board has repeatedly reiterated its intention to keep short-term interest rates near historical lows at least through late 2014. Consequently, we intend to maintain the fund’s focus on quality and liquidity.

Patricia A. Larkin
Senior Portfolio Manager
May 15, 2012
New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields for its Participant Advantage shares and
Investor Advantage shares would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012
	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$.80	$1.14	$1.39	$1.34
Ending value (after expenses)	$1,000.60	$1,000.30	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012
	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$.81	$1.16	$1.41	$1.36
Ending value (after expenses)	$1,024.07	$1,023.72	$1,023.47	$1,023.52

† Expenses are equal to the fund’s annualized expense ratio of .16% for Institutional Advantage, .23% for Administrative Advantage, .28% for Investor Advantage and .27% for Participant Advantage, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund	5

STATEMENT OF INVESTMENTS
April 30, 2012

	Principal
Negotiable Bank Certificates of Deposit—48.5%	Amount ($)		Value ($)
Bank of Nova Scotia
0.38%—0.55%, 5/1/12	800,000,000	[a]	800,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.35%—0.57%, 5/7/12—7/24/12	875,000,000		875,000,000
Barclays Bank PLC
0.78%, 5/16/12	600,000,000	[a]	600,000,000
Canadian Imperial Bank of Commerce
0.50%, 5/1/12	400,000,000	[a]	400,000,000
Chase Bank USA
0.18%, 5/18/12	500,000,000		500,000,000
Credit Suisse New York (Yankee)
0.30%—0.52%, 7/11/12—9/4/12	450,000,000		450,000,000
Mizuho Corporate Bank (Yankee)
0.35%—0.42%, 5/4/12—8/2/12	1,000,000,000		1,000,000,000
National Australia Bank
0.51%, 6/4/12	750,000,000	[a]	750,000,000
Nordea Bank Finland (Yankee)
0.25%—0.27%, 5/29/12—7/10/12	650,000,000		650,000,000
Norinchukin Bank (Yankee)
0.43%—0.45%, 6/15/12—7/17/12	300,000,000		300,000,000
Rabobank Nederland (Yankee)
0.31%—0.37%, 5/29/12—6/19/12	1,095,000,000		1,094,999,569
Sumitomo Mitsui Banking Corporation (Yankee)
0.50%—0.57%, 5/7/12—10/16/12	1,050,000,000[b]		1,050,000,000
Sumitomo Trust and Banking Co. (Yankee)
0.43%, 5/2/12	200,000,000		200,000,000
Svenska Handelsbanken (Yankee)
0.38%, 6/6/12	400,000,000		400,001,998
Westpac Banking Corp.
0.52%—0.57%, 5/1/12—5/29/12	1,050,000,000[a,b]		1,050,000,000
Total Negotiable Bank Certificates of Deposit
(cost $10,120,001,567)		10,120,001,567

	Principal
Commercial Paper—7.6%	Amount ($)		Value ($)
General Electric Capital Corp.
0.34%, 7/25/12	200,000,000		199,839,444
Nordea North America Inc.
0.59%, 8/15/12	250,000,000		249,565,694
Toyota Motor Credit Corp.
0.39%—0.43%,
8/20/12—10/22/12	630,000,000		628,903,800
UBS Finance (Delaware) Inc.
0.13%, 5/1/12	500,000,000		500,000,000
Total Commercial Paper
(cost $1,578,308,938)			1,578,308,938

Time Deposits—10.6%
Bank of America N.A. (Grand Cayman)
0.01%, 5/1/12	718,000,000		718,000,000
Royal Bank of Canada (Toronto)
0.10%, 5/1/12	1,000,000,000		1,000,000,000
U.S. Bank NA (Grand Cayman)
0.12%, 5/1/12	500,000,000		500,000,000
Total Time Deposits
(cost $2,218,000,000)			2,218,000,000

U.S. Government Agencies—6.2%
Federal Home Loan Bank
0.31%, 10/4/12	600,000,000	[a]	599,922,277
Federal Home Loan Mortgage Corp.
0.35%, 1/10/13	500,000,000	[a,c]	499,894,891
Federal National Mortgage Association
0.35%, 11/23/12	200,000,000	[a,c]	199,976,926
Total U.S. Government Agencies
(cost $1,299,794,094)			1,299,794,094

The Fund	7

STATEMENT OF INVESTMENTS (continued)

	Principal
U.S. Treasury Notes—3.5%	Amount ($)	Value ($)
0.15%—0.20%, 10/31/12—5/15/13
(cost $735,550,429)	725,000,000	735,550,429

Repurchase Agreements—26.7%
ABN AMRO Bank N.V.
0.17%-0.18%, dated 4/30/12, due 5/1/12 in the
amount of $2,795,013,385 (fully collateralized by
$75,000,000 Federal Farm Credit Bank, 1.13%-2.63%,
due 6/18/12-4/17/14, value $76,912,319,
$125,000,000 Federal Home Loan Bank, 0%-4.63%,
due 10/3/12-5/28/14, value $127,195,003,
$169,457,000 Federal Home Loan Mortgage Corp.,
0%-5.13%, due 6/19/12-1/13/22, value $173,789,101,
$260,000,000 Federal National Mortgage Association,
0%-5%, due 5/9/12-5/11/17, value $268,832,378,
$30,802,000 Resolution Funding Corp., 0%,
due 4/15/18-1/15/30, value $24,090,114,
$10,820,000 Tennessee Valley Authority,
3.88%-5.98%, due 2/15/21-1/15/48,
value $12,581,367, $274,031,900
U.S. Treasury Bills, due 10/18/12,
value $273,846,380 and $1,889,843,400
U.S. Treasury Notes, 0.13%-0.63%,
due 2/28/13-11/30/13,
value $1,893,653,687)	2,795,000,000	2,795,000,000

Barclays Capital, Inc.
0.18%, dated 4/30/12, due 5/1/12 in the amount of
$694,003,470 (fully collateralized by $664,989,800
U.S. Treasury Notes, 0.25%-4.50%, due

2/28/14-4/30/19, value $707,880,048)	694,000,000	694,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Credit Suisse Securities LLC
0.16%, dated 4/30/12, due 5/1/12 in the amount of
$300,001,333 (fully collateralized by $492,009,600
U.S. Treasury Strips, due 11/15/18-8/15/40,
value $306,001,699)	300,000,000	300,000,000
Deutsche Bank Securities Inc.
0.19%-0.23%, dated 4/30/12, due 5/1/12
in the amount of $1,100,006,069 (fully
collateralized by $51,078,846 Commercial
Paper, 0%, due 5/1/12-7/3/12, value $51,000,001,
$30,603,000 Federal Farm Credit Bank,
0.30%-1%, due 12/23/13-3/8/16,
value $30,737,677, $169,045,000
Federal Home Loan Bank, 0.22%-5.65%,
due 6/8/12-11/27/37, value $166,196,229,
$333,050,000 Federal Home Loan Mortgage Corp.,
0.88%-2.50%, due 10/28/13-3/14/19,
value $336,221,491, $229,378,000
Federal National Mortgage Association,
0.50%-5%, due 8/9/13-12/28/16,
value $231,845,588 and $290,730,600
U.S. Treasury Notes, 0.38%-2.25%,
due 3/15/15-11/30/17, value $306,000,051)	1,100,000,000	1,100,000,000
HSBC USA Inc.
0.17%, dated 4/30/12, due 5/1/12 in the amount of
$310,001,464 (fully collateralized by $76,093,000
U.S. Treasury Bonds, 4.38%, due 11/15/39, value
$96,786,655 and $218,144,000 U.S. Treasury Notes,
0.25%-2.63% due 6/30/14-12/15/14,
value $219,416,162)	310,000,000	310,000,000

The Fund	9

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
UBS Securities LLC
0.18%, dated 4/30/12, due 5/1/12 in the amount of
$370,001,850 (fully collateralized by $377,486,900
U.S. Treasury Notes, 0.25%, due 4/30/14,
value $377,400,078)	370,000,000	370,000,000
Total Repurchase Agreements
(cost $5,569,000,000)		5,569,000,000

Total Investments (cost $21,520,655,028)	103.1%	21,520,655,028
Liabilities, Less Cash and Receivables	(3.1%)	(638,835,549)
Net Assets	100.0%	20,881,819,479

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2012, these securities amounted to $2,100,000,000 or 10.1% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	62.7	Finance	4.0
Repurchase Agreements	26.7
U.S. Government/Agencies	9.7		103.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of
investments (including Repurchase Agreements
of $5,569,000,000)—Note 1(b)	21,520,655,028	21,520,655,028
Cash		106,927,220
Interest receivable		10,382,306
Prepaid expenses		187,304
		21,638,151,858
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		2,977,004
Payable for investment securities purchased		750,000,000
Payable for shares of Beneficial Interest redeemed		3,199,838
Accrued expenses		155,537
		756,332,379
Net Assets ($)		20,881,819,479
Composition of Net Assets ($):
Paid-in capital		20,882,305,585
Accumulated net realized gain (loss) on investments		(486,106)
Net Assets ($)		20,881,819,479

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		20,012,341,512
Shares Outstanding		20,012,815,476
Net Asset Value Per Share ($)		1.00
Administrative Advantage Shares
Net Assets ($)		675,358,258
Shares Outstanding		675,365,234
Net Asset Value Per Share ($)		1.00
Investor Advantage Shares
Net Assets ($)		10,259,161
Shares Outstanding		10,259,401
Net Asset Value Per Share ($)		1.00
Participant Advantage Shares
Net Assets ($)		183,860,548
Shares Outstanding		183,865,474
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Year Ended April 30, 2012

Investment Income ($):
Interest Income	76,139,371
Expenses:
Management fee—Note 2(a)	41,866,154
Distribution fees—Note 2(b)	1,531,726
Trustees’ fees and expenses—Note 2(d)	1,118,961
Custodian fees—Note 2(c)	753,261
Registration fees	164,625
Professional fees	107,818
Shareholder servicing costs—Note 2(b)	36,755
Prospectus and shareholders’ reports	6,077
Miscellaneous	552,551
Total Expenses	46,137,928
Less—reduction in expenses due to undertaking—Note 2(a)	(759,599)
Less—reduction in fees due to earnings credits—Note 2(b)	(16)
Net Expenses	45,378,313
Investment Income—Net	30,761,058
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(486,106)
Net Increase in Net Assets Resulting from Operations	30,274,952
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2012	2011
Operations ($):
Investment income—net	30,761,058	73,916,037
Net realized gain (loss) on investments	(486,106)	262,587
Net Increase (Decrease) in Net Assets
Resulting from Operations	30,274,952	74,178,624
Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage Shares	(30,702,332)	(73,006,075)
Administrative Advantage Shares	(318,428)	(920,219)
Investor Advantage Shares	(143)	(948)
Participant Advantage Shares	(2,742)	(244)
Total Dividends	(31,023,645)	(73,927,486)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage Shares	197,183,972,758	264,368,570,394
Administrative Advantage Shares	2,415,753,719	2,542,074,968
Investor Advantage Shares	35,008,684	88,322,290
Participant Advantage Shares	865,919,739	745,461,949
Net assets received in connection
with reorganization—Note 1	554,519,328	—
Dividends reinvested:
Institutional Advantage Shares	11,458,799	30,219,753
Administrative Advantage Shares	14,516	78,909
Investor Advantage Shares	52	624
Participant Advantage Shares	1,786	189
Cost of shares redeemed:
Institutional Advantage Shares	(217,906,840,544)	(252,407,261,458)
Administrative Advantage Shares	(2,492,841,756)	(2,504,716,273)
Investor Advantage Shares	(46,267,411)	(90,994,912)
Participant Advantage Shares	(945,461,008)	(771,482,928)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(20,324,761,338)	12,000,273,505
Total Increase (Decrease) in Net Assets	(20,325,510,031)	12,000,524,643
Net Assets ($):
Beginning of Period	41,207,329,510	29,206,804,867
End of Period	20,881,819,479	41,207,329,510

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Institutional			Year Ended April 30,
Advantage Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.002	.003	.020	.047
Distributions:
Dividends from
investment income—net	(.001)	(.002)	(.003)	(.020)	(.047)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.11	.20	.27	2.02	4.81
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.16	.16	.16	.18	.15
Ratio of net expenses
to average net assets	.16	.15	.16	.17	.13
Ratio of net investment income
to average net assets	.11	.20	.27	2.11	4.54
Net Assets, end of period
($ x 1,000)	20,012,342	40,170,075	28,178,302	34,097,420	40,106,370

See notes to financial statements.

			Year Ended April 30,
Administrative Advantage Shares	2012		2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.001	.002	.019	.046
Distributions:
Dividends from
investment income—net	(.000)[a]		(.001)	(.002)	(.019)	(.046)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00
Total Return (%)	.04		.13	.19	1.95	4.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.23		.23	.23	.25	.22
Ratio of net expenses
to average net assets	.23		.22	.23	.24	.20
Ratio of net investment income
to average net assets	.04		.13	.19	2.03	4.63
Net Assets, end of period
($ x 1,000)	675,358		752,389	714,946	547,902	778,735

a Amount represents less than $.001 per share.
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Investor Advantage Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.001	.017	.045
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.001)	(.017)	(.045)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.08	1.76	4.55
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.42	.41	.42	.43	.40
Ratio of net expenses
to average net assets	.27	.35	.39	.42	.38
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.13	1.88	4.36
Net Assets, end of period
($ x 1,000)	10,259	21,488	24,160	131,450	133,758

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
See notes to financial statements.

		Year Ended April 30,
Participant Advantage Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.016	.043
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.016)	(.043)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.05	1.65	4.40
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.56	.56	.56	.59	.55
Ratio of net expenses
to average net assets	.27	.36	.39	.55	.51
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.05	1.47	3.99
Net Assets, end of period
($ x 1,000)	183,861	263,377	289,396	376,195	155,088

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the “fund”) is the sole series of Dreyfus Institutional Cash Advantage Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on June 7, 2011, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Trustees, all of the assets, subject to the liabilities, of Dreyfus Institutional Cash Advantage Plus Fund (“Institutional Cash Advantage Plus”) were transferred to the fund in exchange for shares of Beneficial Interest of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Institutional Cash Advantage Plus received Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage shares of the fund in an amount equal to the aggregate net asset value of their investment in Institutional Cash Advantage Plus at the time of the exchange.The net asset value of the fund’s shares at the close of business on June 7, 2011, after the reorganization, was $1.00 per share, and a total of 554,404,401 Institutional Advantage, 55,411 Administrative Advantage, 29,917 Investor Advantage and 29,599 Participant Advantage shares representing net assets of $554,519,328 were issued to shareholders of Institutional Cash Advantage Plus in the exchange.The exchange was a tax-free event to shareholders.

The net assets prior to the acquisition as of the merger date for Institutional Cash Advantage Plus and the fund, were as follows:

Net Assets ($)
Institutional Cash Advantage Plus	554,519,328
Dreyfus Institutional Cash Advantage Fund-Acquiring Fund	51,012,832,852
Total	51,567,352,180

Assuming the merger had been completed on May 1, 2011, the fund’s pro forma results in the Statement of Operations during the period ended April 30, 2012 were as follows:

Net investment income (loss)	$30,773,067[1]
Net realized and unrealized gain (loss) on investments	(486,106)[2]
Net increase (decrease) in net assets
resulting from operations	30,286,961

1	$30,761,058 as reported in the Statement of Operations plus $12,009 Institutional Cash Advantage Plus pre-merger.
2	($486,106) as reported in the Statement of Operations plus $0 Institutional Cash Advantage Plus pre-merger.

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Institutional Cash Advantage Plus that have been included in the fund’s Statement of Operations since June 7, 2011.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage. Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pur-

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

suant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly trans-

action between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

    The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	21,520,655,028
Level 3—Significant Unobservable Inputs	—
Total	21,520,655,028
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

Each of the tax years in the four-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

At April 30, 2012, the components of accumulated earnings on a tax basis consisted of short-term capital losses of $486,106, which can be applied against future net realized capital gains, if any, realized subsequent to April 30, 2012 and which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2012 and April 30, 2011 were all ordinary income.

During the period ended April 30, 2012, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $262,587 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .15% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. In addition, Participant Advantage shares have an expense limit of .51%, which is still in effect.The reduction in expenses, pursuant to the undertaking, amounted to $5,172 for Institutional Advantage shares, $13,897 for Administrative Advantage shares, $22,235 for Investor Advantage shares and $718,295 for Participant Advantage shares during the period ended April 30, 2012.

(b) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively.The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares owned by shareholders with whom the ServiceAgent has a Servicing relationship or for whom the ServiceAgent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2012, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $514,519, $37,076 and $980,131, respectively, pursuant to the Plan.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $9,585 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $683 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $16.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $753,261 pursuant to the custody agreement.

During the period ended April 30, 2012, the fund was charged $6,687 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $2,684,930, Rule 12b-1 distribution plan fees $106,968, custodian fees $227,852, chief compliance officer fees $2,122 and transfer agency per account fees $1,353, which are offset against an expense reimbursement currently in effect in the amount of $46,221.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Institutional Cash Advantage Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Cash Advantage Fund (the sole series comprising Dreyfus Institutional Cash Advantage Funds) as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Cash Advantage Fund at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 28, 2012

The Fund	27

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 90.80% of ordinary income dividends paid during the fiscal year ended April 30, 2012 as qualifying “interest related dividends.”

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 72 investment companies (comprised of 156 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

CHARLES CARDONA, Executive Vice President since April 2002.

Vice Chair and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 other investment companies (comprised of 19 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1981.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

The Fund	31

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (73 investment companies, comprised of 183 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients.

He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor. From March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 69 investment companies (comprised of 179 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 2011.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $60,624 in 2011 and $30,857 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,000 in 2011 and $12,000 in 2012. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $22,148 in 2011 and $2,933 in 2012. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $10,377 in 2011 and $13,037 in 2012. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2011 and $0 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $21,309,173 in 2011 and $34,153,310 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 26, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	June 26, 2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)